Average Annual Total Returns{- Technology Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Technology Portfolio	VIP Technology Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Technology Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Technology Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	64.95%	31.10%	20.09%	18.40%	15.22%	13.88%	46.20%	27.69%	20.31%